TRADE AND OTHER RECEIVABLES (Schedule of Trade and Other Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other current receivables [abstract]
Trade receivables, net of impairment losses	$ 13,290	$ 20,025
Prepayments	1,945	1,159
Contract assets	739	1,177
Value added tax	0	92
Finance lease receivable	142	215
Total and other receivables	$ 16,116	$ 22,668